ENTITY-WIDE DISCLOSURES - Narrative (Details) - segment	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of reportable operating segments	1
Percentage of entity's revenue (as a percent)	0.00%	35.00%
Major Customer 1
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue (as a percent)		100.00%